Segment information	12 Months Ended
Dec. 31, 2021
Segment information [Abstract]
Segment information
3. Segment information

The Group is a global, commercial-stage biopharmaceutical company dedicated to commercializing and developing novel therapeutics to treat patients suffering from serious and life-threatening rare diseases.

The Group currently operates as one business segment, pharmaceuticals, and is focused on the development and commercialization of three commercial products and a number of development products. The Group derives its revenues primarily from one source, being the pharmaceutical sector with high unmet medical need.

The Group’s Chief Executive Officer, Joseph Wiley, is currently the Company’s chief operating decision maker (“CODM”). The Group does not operate any separate lines of business or separate business entities with respect to its products. Accordingly, the Group does not accumulate discrete financial information with respect to separate service lines and does not have separate reportable segments.

The following table summarizes total revenues from external customers by product and by geographic region, based on the location of the customer. Revenues represent the revenue from the Group for the full year. The current year revenues include Mycapssa® revenue following the acquisition of Chiasma on August 5, 2021. The 2019-year revenues include revenue from Aegerion, with acquired products and additional regions, from September 24, 2019.

	December 31, 2021
	U.S.	EMEA	Other	Total
	US$’000	US$’000	US$’000	US$’000
Metreleptin	70,216	51,769	19,257	141,242
Lomitapide	32,901	28,601	12,365	73,867
Mycapssa®	6,407	—	—	6,407
Other	—	766	261	1,027
Total revenue	109,524	81,136	31,883	222,543

	December 31, 2020
	U.S.	EMEA	Other	Total
	US$’000	US$’000	US$’000	US$’000
Metreleptin	60,568	32,494	13,810	106,872
Lomitapide	37,317	26,144	11,289	74,750
Mycapssa®	—	—	—	—
Other	—	763	222	985
Total revenue	97,885	59,401	25,321	182,607

	December 31, 2019
	U.S.	EMEA	Other	Total
	US$’000	US$’000	US$’000	US$’000
Metreleptin	14,944	8,048	2,096	25,088
Lomitapide	10,616	18,985	2,659	32,260
Mycapssa®	—	—	—	—
Other	—	671	105	776
Total revenue	25,560	27,704	4,860	58,124

Major Customers

For the year ended December 31, 2021, one customer accounted for 46% of the Group’s net revenues (2020: 54%; 2019: 44%) and accounted for 36% of the Group’s December 31, 2021, accounts receivable balance (2020: 42%).